Blue Chip Growth Fund Expense Example - Class A C [Member] - Blue Chip Growth Fund	Aug. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 610
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,109
Expense Example, with Redemption, 10 Years	1,847
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,010
Expense Example, with Redemption, 10 Years	$ 2,007